Expected credit loss measurement - ECL scenario weights (Narrative) (Detail 2)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Upside ECL scenario
Disclosure Of Provision Matrix [Table]
Assigned weights	5.00%	0.00%
Baseline ECL scenario
Disclosure Of Provision Matrix [Table]
Assigned weights	55.00%	60.00%
Mild downside ECL scenario
Disclosure Of Provision Matrix [Table]
Assigned weights	10.00%	0.00%
Severe downside ECL scenario
Disclosure Of Provision Matrix [Table]
Assigned weights	30.00%	40.00%
UBS AG | Upside ECL scenario
Disclosure Of Provision Matrix [Table]
Assigned weights	5.00%	0.00%
UBS AG | Baseline ECL scenario
Disclosure Of Provision Matrix [Table]
Assigned weights	55.00%	60.00%
UBS AG | Mild downside ECL scenario
Disclosure Of Provision Matrix [Table]
Assigned weights	10.00%	0.00%
UBS AG | Severe downside ECL scenario
Disclosure Of Provision Matrix [Table]
Assigned weights	30.00%	40.00%